J.P. MORGAN MONEY MARKET FUNDS

JPMORGAN TRUST I

JPMorgan Prime Money Market Fund

JPMorgan 100% U.S. Treasury Securities Money Market Fund

JPMORGAN TRUST II

JPMorgan U.S. Government Money Market Fund

JPMorgan U.S. Treasury Plus Money Market Fund

JPMORGAN TRUST IV

JPMorgan Institutional Tax Free Money Market Fund

(each, a “Fund” and collectively, the “Funds”)

(IM Shares)

Supplement dated September 19, 2025

to the current Summary Prospectuses and Prospectus, as supplemented

Effective immediately, the first paragraph of the “Risk/Return Summary — Purchase and Sale of Fund Shares” section of each Fund’s summary prospectus and prospectus is hereby deleted in its entirety and replaced with the following:

IM Shares are offered only to (1) investment companies, including the J.P. Morgan Funds, registered under the Investment Company Act of 1940, as amended (the “1940 Act”) (each a “Registered Investment Company”) and/or funds that are exempt from registration as an investment company pursuant to Section 3(c)(1) or 3(c)(7) of the 1940 Act (collectively, “funds”), including funds that are wholly-owned by one or more Registered Investment Companies; and (2) corporate trustees; and (3) investors through a fee-based advisory program of a financial intermediary that has entered into a written agreement with the Distributor to offer such shares.

Additionally, the fourth paragraph of the “How Your Account Works — Buying Fund Shares” section of the Funds’ prospectus is hereby deleted in its entirety and replaced with the following:

IM Shares are offered only to (1) investment companies, including the J.P. Morgan Funds, registered under the Investment Company Act of 1940, as amended (the “1940 Act”) (each a “Registered Investment Company”) and/or funds that are exempt from registration as an investment company pursuant to Section 3(c)(1) or 3(c)(7) of the 1940 Act (collectively, “funds”), including funds that are wholly-owned by one or more Registered Investment Companies; and (2) corporate trustees; and (3) investors through a fee-based advisory program of a financial intermediary that has entered into a written agreement with the Distributor to offer such shares.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUS FOR FUTURE REFERENCE

SUP-IM-MMF-925